CPE Inc. (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2013
CPE Inc. (Parent Company Only) Financial Information
CPE Inc. (Parent Company Only) Financial Information

23.  CPE Inc. (Parent Company Only) Financial Information

Due to restrictions on CPE Resources’s ability to pay dividends or transfer assets to CPE Inc. imposed by its debt covenants, the following parent company only condensed financial information is presented which reflects the financial condition, results of operations and cash flows of CPE Inc.  The information has been prepared using the equity method of consolidation under U.S. GAAP.

The results of operations and cash flows are for the years ended December 31, (in thousands):

Condensed Statements of Operations

	2013	2012	2011
Management fee	$9,535	$8,076	$7,254
Costs and expenses
General and administrative expenses	9,570	8,076	7,254
Total costs and expenses	9,570	8,076	7,254
Income (Loss) before equity in earnings of consolidated subsidiaries and income taxes	(35)	—	—
Equity in earnings of CPE Resources	58,898	155,609	201,221
Interest expense	(226)	(312)	(104)
Change in tax agreement liability	(10,515)	29,000	(19,854)
Income tax (expense) benefit	3,850	(10,578)	8,534
Net income	$51,971	$173,720	$189,797

Condensed Balance Sheets

	December 31,
	2013	2012
ASSETS
Current assets
Deferred income taxes	$4,960	$7,015
Due from related party	—	12,554
Other assets	8,714	289
Total current assets	13,675	19,858
Deferred income taxes	33,087	34,939
Other assets	48	48
Investment in CPE Resources	1,068,270	999,190
Total assets	$1,115,080	$1,054,035

LIABILITIES and STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$18
Due to related party	6,191	—
Current portion of tax agreement liability	13,504	19,485
Accrued expenses	3,245	6,457
Total current liabilities	22,940	25,960
Tax agreement liability, net of current portion	90,091	97,053
Total liabilities	113,030	123,013
Total stockholders’ equity	1,002,048	931,022
Total liabilities and stockholders’ equity	$1,115,080	$1,054,035

Condensed Statements of Cash Flows

	Year Ended December 31,
	2013	2012	2011
Operating activities
Net income	$51,971	$173,720	$189,797
Adjustments to reconcile net income (loss) to net cash used in operating activities	(51,971)	(173,720)	(189,798)
Net cash used in operating activities	—	—	(1)
Decrease in cash and cash equivalents	—	—	(1)
Cash and cash equivalents at beginning of period	—	—	1
Cash and cash equivalents at end of period	$—	$—	$—